Risk management - NII-at-Risk banking book per currency - year one (Details) - Net interest income risk [Member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Ramped Unfloored Parallel Downward [Member]
Disclosure Of Market Risk Exposure [Line Items]
Value at risk	€ (83)	€ (136)
Ramped Unfloored Parallel Downward [Member] | Euro [member]
Disclosure Of Market Risk Exposure [Line Items]
Value at risk	(146)	(134)
Ramped Unfloored Parallel Downward [Member] | US Dollar [member]
Disclosure Of Market Risk Exposure [Line Items]
Value at risk	41	25
Ramped Unfloored Parallel Downward [Member] | Other currency [member]
Disclosure Of Market Risk Exposure [Line Items]
Value at risk	23	(27)
Ramped Unfloored Parallel Upward [Member]
Disclosure Of Market Risk Exposure [Line Items]
Value at risk	60	79
Ramped Unfloored Parallel Upward [Member] | Euro [member]
Disclosure Of Market Risk Exposure [Line Items]
Value at risk	120	65
Ramped Unfloored Parallel Upward [Member] | US Dollar [member]
Disclosure Of Market Risk Exposure [Line Items]
Value at risk	(36)	(24)
Ramped Unfloored Parallel Upward [Member] | Other currency [member]
Disclosure Of Market Risk Exposure [Line Items]
Value at risk	€ (25)	€ 39